Schedule of Investments (unaudited)	iShares® Latin America 40 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 39.7%
Ambev SA, ADR	13,792,966	$34,620,345
B3 SA - Brasil, Bolsa, Balcao	19,075,317	39,947,926
Banco do Brasil SA	4,480,959	28,580,460
BRF SA, ADR(a)(b)	2,403,698	6,153,467
CCR SA	3,474,821	8,319,466
Localiza Rent a Car SA	1,850,310	18,529,793
Lojas Renner SA	3,092,524	13,366,497
Magazine Luiza SA	8,654,431	3,869,602
Natura & Co. Holding SA	2,634,589	6,755,808
Pagseguro Digital Ltd., Class A(a)(b)	626,678	6,417,183
Petroleo Brasileiro SA, ADR	5,819,282	67,969,214
Rede D'Or Sao Luiz SA(c)	2,326,434	12,882,526
StoneCo Ltd., Class A(a)(b)	725,115	5,583,385
Vale SA, ADR	12,195,352	178,418,000
WEG SA	4,594,658	23,221,528
		454,635,200
Chile — 7.6%
Banco de Chile	135,855,461	12,361,936
Banco Santander Chile, ADR	486,249	7,920,996
Cencosud SA	4,208,350	5,356,457
Empresas CMPC SA	3,440,433	5,717,496
Empresas COPEC SA	1,056,998	7,798,046
Enel Americas SA	60,395,331	5,732,505
Falabella SA	2,275,588	5,331,569
Sociedad Quimica y Minera de Chile SA, ADR(b)	446,684	37,311,515
		87,530,520
Colombia — 2.3%
Bancolombia SA, ADR	353,518	10,898,960
Ecopetrol SA, ADR	771,590	8,379,467
Interconexion Electrica SA ESP	1,385,734	6,842,933
		26,121,360
Mexico — 25.2%
America Movil SAB de CV, Series L, NVS	69,928,400	71,460,186
Cemex SAB de CV, NVS(a)	47,344,215	18,434,332
Fibra Uno Administracion SA de CV	8,921,300	8,886,031
Fomento Economico Mexicano SAB de CV	5,745,600	38,788,764
Grupo Financiero Banorte SAB de CV, Class O	7,665,700	42,758,973
Grupo Mexico SAB de CV, Series B	9,739,500	40,329,604
Grupo Televisa SAB, CPO(b)	7,913,300	12,989,783
Wal-Mart de Mexico SAB de CV	15,837,700	54,602,439
		288,250,112
Peru — 3.2%
Credicorp Ltd.	197,780	23,715,800
Security	Shares	Value

Peru (continued)
Southern Copper Corp.	265,969	$13,247,916
		36,963,716
Total Common Stocks — 78.0%
(Cost: $1,131,760,719)		893,500,908

Preferred Stocks

Brazil — 20.5%
Banco Bradesco SA, Preference Shares, ADR	16,639,199	54,243,789
Gerdau SA, Preference Shares, ADR(b)	3,584,343	15,376,831
Itau Unibanco Holding SA, Preference Shares, ADR(b)	15,155,931	64,867,385
Itausa SA, Preference Shares, NVS	14,867,304	23,692,462
Petroleo Brasileiro SA, Preference Shares, ADR	7,183,623	76,361,912
		234,542,379
Total Preferred Stocks — 20.5%
(Cost: $357,185,863)		234,542,379
Total Long-Term Investments — 98.5%
(Cost: $1,488,946,582)		1,128,043,287

Short-Term Securities

Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(d)(e)(f)	13,662,876	13,661,510
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(d)(e)	8,900,000	8,900,000
Total Short-Term Securities — 2.0%
(Cost: $22,555,312)		22,561,510

Total Investments in Securities — 100.5%
(Cost: $1,511,501,894)		1,150,604,797

Liabilities in Excess of Other Assets — (0.5)%		(5,676,460)

Net Assets — 100.0%		$1,144,928,337

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Latin America 40 ETF
June 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$23,454,989	$—		$(9,796,726	)(a)	$5,868	$(2,621)	$13,661,510	13,662,876	$17,222	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,600,000	5,300,000	(a)	—		—	—	8,900,000	8,900,000	4,951		—
						$5,868	$(2,621)	$22,561,510		$22,173		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mexican BOLSA Index	187	09/15/22	$4,438	$(43,987)
MSCI Brazil Index	229	09/16/22	9,887	(495,518)
				$(539,505)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Black-Rock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Latin America 40 ETF
June 30, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$893,500,908	$—	$—	$893,500,908
Preferred Stocks	234,542,379	—	—	234,542,379
Money Market Funds	22,561,510	—	—	22,561,510
	$1,150,604,797	$—	$—	$1,150,604,797
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(539,505)	$—	$—	$(539,505)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

ADR	American Depositary Receipt
CPO	Certificates of Participation (Ordinary)
NVS	Non-Voting Shares

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